Intangible Assets, Net - Schedule of Future Amortization (Details)	Dec. 31, 2024 USD ($)
Schedule of Future Amortization [Abstract]
2025	$ 316,684
2026	316,684
2027	309,754
2028	303,443
2029	300,000
Total	$ 1,546,565